SUBSEQUENT EVENTS (FY) (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Feb. 01, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Payments to acquire business		$ 4,454	$ 0	$ 2,799	$ 56,620
Equity issued to acquiree		$ 15,000	$ 0
Aimtell Inc., PushPros Inc., and Aramis Interactive, LLC
Subsequent Event [Line Items]
Total consideration paid	$ 25,300
Payments to acquire business	5,000
Equity issued to acquiree	15,000
Maximum amount of contingent consideration	4,900
Subsequent Event | Aimtell Inc., PushPros Inc., and Aramis Interactive, LLC
Subsequent Event [Line Items]
Total consideration paid	20,000
Payments to acquire business	5,000
Equity issued to acquiree	15,000
Maximum amount of contingent consideration	$ 15,000
Earnout period	3 years